Debt	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt
8.   Debt
	September 30,
	2014	2015
Term loans-Bank	$3,935,574	$3,404,759
Equipment loans	528,876	334,093
Unamortized debt discount	(85,706)	(73,442)
	4,378,744	3,665,410
Less current portion	725,706	742,646
Long-term debt, excluding current portion	$3,653,038	$2,922,764

The term bank loans bear interest at the prime rate plus 2.75% and are adjusted monthly. The original term of the loans range from 7 – 10 years. Minimum monthly payments of principal and interest under the terms of the loans are $62,654 and are collateralized by equipment, a secured interest in the personal residence of the founding stockholder and CEO, an unconditional personal guarantee by the founding stockholder and CEO and a $200,000 certificate of deposit. The Company maintains a life insurance policy on its founding stockholder and CEO in which the bank is the primary beneficiary. The loans contain certain non-financial covenants.
The equipment loans bear interest at rates ranging from 11%-18% with the original term of the loans ranging from 1-5 years. Minimum monthly payments of principal and interest under the equipment loans are $26,539 and are collateralized by the related equipment purchased and an unconditional personal guarantee by the founding stockholder and CEO.
Interest expense on the above loans for the years ended September 30, 2014 and 2015 was $276,496 and $287,280, respectively.
Future maturities of debt at September 30, 2015 are as follows:
2016	$742,646
2017	717,794
2018	637,479
2019	509,864
2020	523,062
Thereafter	608,007
$3,738,852